Schedule of Maturities Bank Borrowings (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Debt Disclosure [Abstract]
Year one	$ 829,774	$ 1,121,316
Year one	284,414	384,343	$ 1,100,084	$ 1,486,600
Year two	54,173	73,207	574,844	776,816
Total bank borrowings repayments	1,168,361	1,578,866	1,774,460	2,397,919
Current portion of long-term bank borrowings	829,774	1,121,316	1,100,084	1,486,600
Non-current portion of long-term bank borrowings	338,587	457,550	674,376	911,319
Less: Imputed interest	(27,760)	(37,514)	(44,121)	(59,623)
Total	$ 1,140,601	$ 1,541,352	1,730,339	2,338,296	$ 2,844,364
Year three			90,842	122,760
Year four			$ 8,690	$ 11,743